Note 6 - Short-Term Investments (Details) - Summary of Short-Term Investments by Contractual Maturity (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Note 6 - Short-Term Investments (Details) - Summary of Short-Term Investments by Contractual Maturity [Line Items]
Short-term investments	$ 33,606	$ 69,427
Cost [Member]
Note 6 - Short-Term Investments (Details) - Summary of Short-Term Investments by Contractual Maturity [Line Items]
Short-term investments		69,420
Reported Value Measurement [Member]
Note 6 - Short-Term Investments (Details) - Summary of Short-Term Investments by Contractual Maturity [Line Items]
Short-term investments	33,606	69,427
Bank Time Deposits [Member] | Due Within One Year [Member] | Cost [Member]
Note 6 - Short-Term Investments (Details) - Summary of Short-Term Investments by Contractual Maturity [Line Items]
Short-term investments	25,024	60,628
Bank Time Deposits [Member] | Due Within One Year [Member] | Reported Value Measurement [Member]
Note 6 - Short-Term Investments (Details) - Summary of Short-Term Investments by Contractual Maturity [Line Items]
Short-term investments	25,024	60,628
Bank Time Deposits [Member] | Due After Two Years [Member] | Cost [Member]
Note 6 - Short-Term Investments (Details) - Summary of Short-Term Investments by Contractual Maturity [Line Items]
Short-term investments	4
Bank Time Deposits [Member] | Due After Two Years [Member] | Reported Value Measurement [Member]
Note 6 - Short-Term Investments (Details) - Summary of Short-Term Investments by Contractual Maturity [Line Items]
Short-term investments	4
Bank Time Deposits [Member] | Due After One Year Through Two Years [Member] | Cost [Member]
Note 6 - Short-Term Investments (Details) - Summary of Short-Term Investments by Contractual Maturity [Line Items]
Short-term investments		28
Bank Time Deposits [Member] | Due After One Year Through Two Years [Member] | Reported Value Measurement [Member]
Note 6 - Short-Term Investments (Details) - Summary of Short-Term Investments by Contractual Maturity [Line Items]
Short-term investments		28
Bank Time Deposits [Member] | Cost [Member]
Note 6 - Short-Term Investments (Details) - Summary of Short-Term Investments by Contractual Maturity [Line Items]
Short-term investments	25,028	60,656
Bank Time Deposits [Member] | Reported Value Measurement [Member]
Note 6 - Short-Term Investments (Details) - Summary of Short-Term Investments by Contractual Maturity [Line Items]
Short-term investments	25,028	60,656
Available For Sale Securities [Member] | Due Within One Year [Member] | Cost [Member]
Note 6 - Short-Term Investments (Details) - Summary of Short-Term Investments by Contractual Maturity [Line Items]
Short-term investments	8,577	5,597
Available For Sale Securities [Member] | Due Within One Year [Member] | Reported Value Measurement [Member]
Note 6 - Short-Term Investments (Details) - Summary of Short-Term Investments by Contractual Maturity [Line Items]
Short-term investments	8,578	5,604
Available For Sale Securities [Member] | Due After One Year Through Two Years [Member] | Cost [Member]
Note 6 - Short-Term Investments (Details) - Summary of Short-Term Investments by Contractual Maturity [Line Items]
Short-term investments		3,167
Available For Sale Securities [Member] | Due After One Year Through Two Years [Member] | Reported Value Measurement [Member]
Note 6 - Short-Term Investments (Details) - Summary of Short-Term Investments by Contractual Maturity [Line Items]
Short-term investments		3,167
Available For Sale Securities [Member] | Cost [Member]
Note 6 - Short-Term Investments (Details) - Summary of Short-Term Investments by Contractual Maturity [Line Items]
Short-term investments	33,605	8,764
Available For Sale Securities [Member] | Reported Value Measurement [Member]
Note 6 - Short-Term Investments (Details) - Summary of Short-Term Investments by Contractual Maturity [Line Items]
Short-term investments	$ 33,606	$ 8,771